Description of Business - Additional Information (Detail)	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Sep. 24, 2014 Segment	Dec. 25, 2013 Segment	Apr. 22, 2014 Subsequent Event [Member]	Dec. 25, 2013 Philippines [Member] Restaurants	Sep. 24, 2014 Entity Operated Units [Member] Restaurants	Dec. 25, 2013 Entity Operated Units [Member] Restaurants	Dec. 25, 2013 Entity Operated Units [Member] The Greater Los Angeles Area [Member] Restaurants	Sep. 24, 2014 Franchised Units [Member] Restaurants	Dec. 25, 2013 Franchised Units [Member] Restaurants	Dec. 25, 2013 Franchised Units [Member] The Greater Los Angeles Area [Member] Restaurants	Nov. 17, 2005 Chicken Acquisition Corp [Member]
Description Of Business [Line Items]
Number of operating segments	1	1
Number of restaurants				2	166	168	133	239	233	136
License expiration year				2016
Ownership interest											99.50%
Date of reorganization			Apr. 22, 2014
Reorganization terms			("Old Holdings") entered into the following reorganization transactions (i) Old Holdings merged with and into CSC with CSC continuing as the surviving corporation; (ii) CSC merged with and into CAC with CAC continuing as the surviving corporation and (iii) CAC renamed itself El Pollo Loco Holdings, Inc.
Distributions restriction to intermediate, description		EPL may make distributions to Intermediate only under certain restricted circumstances, including, but not limited to, payments of (i) franchise taxes or other costs of maintaining the corporate existence of Intermediate, (ii) accounting, legal, administrative and operating expenses of Intermediate, up to $250,000 in any 12 month period, and (iii) EPL's allocable portion of tax liabilities on consolidated tax returns with Intermediate, subject to certain overall amounts.
Restricted dividend payments, description		These restricted dividend payments include, but are not limited to: (i) dividends payable solely in EPL’s own common stock or other common equity interests, (ii) payments that permit Intermediate to repurchase or redeem qualified capital stock of Intermediate held by present or former officers, directors or employees, not to exceed $1,000,000 in any fiscal year (with unused amounts carried over to the next fiscal year), and (iii) provided that no default or event of default under the credit facilities has occurred, is continuing, or would result therefrom, dividends limited to various absolute ceiling amounts, including an aggregate amount up to $5,000,000 (shared with Intermediate) for dividends not including those paid pursuant to stock options and other benefit plans.